Schedule of earnings per share (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to the Company's shareholders basic		$ 1,026,318	$ 1,056,583	$ 351,065
Net income attributable to the Company's shareholders diluted		$ 1,026,318	$ 1,056,583	$ 351,065
Weighted average number of ordinary shares outstanding - basic	[1],[2]	18,119,452	16,100,000	16,100,000
Weighted average number of ordinary shares outstanding- diluted	[1],[2]	18,119,452	16,100,000	16,100,000
Earning per share - basic	[1]	$ 0.06	$ 0.07	$ 0.02
Earning per share - diluted	[1]	$ 0.06	$ 0.07	$ 0.02

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).